EXETER FUND, INC.
                                 OVERSEAS SERIES

                    SUPPLEMENT DATED AUGUST 21, 2002, TO THE
                          PROSPECTUS DATED JULY 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

THE SUB-SECTION OF THE PROSPECTUS ENTITLED "SUMMARY OF PAST PERFORMANCE," UNDER THE SECTION ENTITLED, "GOALS, STRATEGIES, AND RISKS" IS AMENDED AS FOLLOWS:

The  first  paragraph  is  deleted  and  replaced  by  the  following paragraph:

     The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index Free ex U.S. Index, a free float adjusted market capitalization weighted measure of the total return of 1,812 companies listed on the stock exchanges of 48 countries. All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series on July 10, 2002. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.

      _____________________________________________________________________

The  Prospectus  is  hereby amended to reflect the addition of this information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                EXETER FUND, INC.
                                  EQUITY SERIES

                    SUPPLEMENT DATED AUGUST 21, 2002, TO THE
                          PROSPECTUS DATED JULY 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
    ________________________________________________________________________

THE SUB-SECTION OF THE PROSPECTUS ENTITLED "SUMMARY OF PAST PERFORMANCE," UNDER THE SECTION ENTITLED, "GOALS, STRATEGIES, AND RISKS" IS AMENDED AS FOLLOWS:

The  first  paragraph  is  deleted  and  replaced  by  the  following paragraph:

     The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks. All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity
Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series on July 10, 2002. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.


      _____________________________________________________________________

The  Prospectus  is  hereby amended to reflect the addition of this information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                EXETER FUND, INC.
                                  EQUITY SERIES
                                 OVERSEAS SERIES

                    SUPPLEMENT DATED AUGUST 21, 2002, TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH
THE  STATEMENT  OF  ADDITIONAL  INFORMATION.

    ________________________________________________________________________

THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ENTITLED "TOTAL RETURN," IS AMENDED AS FOLLOWS:

The  second  paragraph  is  deleted  and  replaced  by  the following paragraph:

All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust and International Equity Collective Investment Trust (the "Collectives"), which were managed by the Advisor and reorganized into the Series on July 10, 2002. The Collectives were not open to the public generally, or registered under the 1940 Act or subject to certain restrictions that are imposed by the 1940 Act. If the Collectives had been registered under the 1940 Act, performance may have been adversely affected.

THE  SECTION  OF  THE  STATEMENT  OF  ADDITIONAL INFORMATION ENTITLED "FINANCIAL
STATEMENTS,"  IS  AMENDED  AS  FOLLOWS:

The  paragraph  is  deleted  and  replaced  by  the  following  paragraph:

The Series were previously managed by the Advisor on behalf of Exeter Trust Company under the name of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust and International Equity Collective Investment Trust (the "Collectives"). Effective July 10, 2002, these Collectives were reorganized into the Equity Series and Overseas Series, respectively. The financial statements of the Collectives for the year ended February 28, 2002 are attached as Exhibit A. These statements have been audited by PricewaterhouseCoopers LLP.
      _____________________________________________________________________

The Statement of Additional Information is hereby amended to reflect the addition of this information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE